COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands					3 Months Ended	12 Months Ended
	Dec. 13, 2024 USD ($) installment shares	Oct. 10, 2024 USD ($) installment D shares	Oct. 07, 2024 USD ($) item	May 20, 2024 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) D	Dec. 13, 2025 shares	Oct. 10, 2025 shares	Jun. 13, 2025 shares	Apr. 10, 2025 shares	Dec. 20, 2024 shares	Oct. 24, 2024 shares	Aug. 20, 2024 USD ($)	Aug. 07, 2024 USD ($)
Loss Contingencies [Line Items]
Number of parties | item			2
Litigation settlement, amount awarded to other party			$ 3,000	$ 12,000
Installment period			2 years
Litigation and settlement expenses						$ 813	$ 3,666
Cash component				8,500
Payments for legal settlements, by insurer				5,000
Additional component				$ 3,500
Termination fee						1,500
Merger Agreements
Loss Contingencies [Line Items]
Termination fee					$ 1,500	1,500
Daiwa Corporate Advisory, LLC
Loss Contingencies [Line Items]
Number of parties | item			2
Litigation settlement, amount awarded to other party			$ 3,000
Installment period			2 years
Litigation and settlement expenses						0	3,000
Estimated loss in accrued litigation settlement liability					$ 500	800	$ 1,600
Delaware Action
Loss Contingencies [Line Items]
Additional component		$ 2,800
Payments for legal settlement, escrow deposit															$ 1,700
Litigation settlement, shares issuable (in shares) | shares		275,845							54,024		54,024
Number of consecutive trading days | D		10
Maximum extend of settlement shares (in shares) | shares													167,797
Excess settlement shares obligation (in shares) | shares		108,048							108,048
Number of installments | installment		2
New York Action
Loss Contingencies [Line Items]
Additional component	$ 700
Litigation settlement, shares issuable (in shares) | shares								29,793		29,793
Number of consecutive trading days | D							10
Maximum extend of settlement shares (in shares) | shares	59,585							59,585				43,839
Excess settlement shares obligation (in shares) | shares	103,424
Number of installments | installment	2
Litigation settlement, escrow deposit														$ 1,800
Shareholder Litigation
Loss Contingencies [Line Items]
Accrued litigation settlement liability, current						$ 0	$ 1,450